Income taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
NOL and credit carryforwards	$ 620	$ 588
Expense accruals	706	730
Expenses capitalized for tax	199	221
Stock-based compensation	179	206
Undistributed earnings of foreign subsidiaries	144	13
Other	161	178
Total deferred income tax assets	2,009	1,936
Valuation allowance	(327)	(336)
Net deferred income tax assets	1,682	1,600
Deferred income tax liabilities:
Acquired intangibles	(3,633)	(4,089)
Other	(227)	(232)
Total deferred income tax liabilities	(3,860)	(4,321)
Total deferred income taxes, net	$ (2,178)	$ (2,721)